Derivative financial instruments - Balance sheet location (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Derivative assets	$ 200	$ 410
Derivative liabilities	238	147
Current in "Other current assets"
Derivatives, Fair Value [Line Items]
Derivative assets	176	308
Current in "Other current assets" | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	38	16
Current in "Other current assets" | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	138	292
Current in "Other current assets" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	108	221
Current in "Other current assets" | Commodity contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	19	59
Current in "Other current assets" | Interest rate contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	9	6
Current in "Other current assets" | Interest rate contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	1	2
Current in "Other current assets" | Cash-settled call options | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	29	10
Current in "Other current assets" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	10	10
Non-current in "Other non-current assets"
Derivatives, Fair Value [Line Items]
Derivative assets	41	114
Non-current in "Other non-current assets" | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	20	90
Non-current in "Other non-current assets" | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	21	24
Non-current in "Other non-current assets" | Foreign exchange contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets		1
Non-current in "Other non-current assets" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	14	22
Non-current in "Other non-current assets" | Interest rate contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	20	78
Non-current in "Other non-current assets" | Cash-settled call options | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets		11
Non-current in "Other non-current assets" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	7	2
Current in "Other current liabilities"
Derivatives, Fair Value [Line Items]
Derivative liabilities	133	145
Current in "Other current liabilities" | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	3	2
Current in "Other current liabilities" | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	130	143
Current in "Other current liabilities" | Foreign exchange contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	3	2
Current in "Other current liabilities" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	107	106
Current in "Other current liabilities" | Commodity contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	5	7
Current in "Other current liabilities" | Interest rate contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	2	2
Current in "Other current liabilities" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	16	28
Non-current in "Other non-current liabilities"
Derivatives, Fair Value [Line Items]
Derivative liabilities	131	46
Non-current in "Other non-current liabilities" | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	114	4
Non-current in "Other non-current liabilities" | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	17	42
Non-current in "Other non-current liabilities" | Foreign exchange contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	5	4
Non-current in "Other non-current liabilities" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	7	26
Non-current in "Other non-current liabilities" | Cross-currency interest rate swaps | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	109
Non-current in "Other non-current liabilities" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	$ 10	$ 16